Warrant Liabilities (Details)							3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 04, 2024 USD ($) shares	Oct. 29, 2024 USD ($)	Oct. 08, 2024 USD ($)	Aug. 01, 2024 USD ($) shares	Jul. 31, 2024 USD ($) shares	Nov. 04, 2022 USD ($) shares	Mar. 31, 2026 USD ($)	Jan. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2026 USD ($) shares	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Dec. 31, 2008 USD ($)	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Jul. 30, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Dec. 31, 2007 USD ($)
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares) | shares								22,718,590			22,718,590			22,718,590							132,811
Warrant Issued (in Shares) | shares														22,699,987
Fair value of the warrant liabilities							$ 4,564,500						$ (209,916,200)
Warrants expected remaining life					8 months 1 day						3 years 9 months 3 days			4 years 3 months 7 days
Measurement Input, Expected Term [Member]
Warrant Liabilities [Line Items]
Warrant exercise price					0.7											0.7
DevvStream Corp [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares) | shares					132,811											132,811		22,699,987
Warrant Issued (in Shares) | shares						121,995
Derivative liability					$ 919,250	$ 1,836,666		$ 74,000			$ 74,000			$ 72,500		$ 919,250
Fair value of the warrant liabilities				$ 454,571				$ (1,474,301)		$ (497,355)	$ (3,757,599)	$ (9,223)		$ (1,728,392)
Warrants expected remaining life			2 years								3 years 8 months 26 days			4 years 2 months 26 days		8 months 12 days
Warrants exercisable (in Shares) | shares																				1,122
Warrants exercised price per share (in Dollars per share) | $ / shares																		$ 1.52	$ 13.08	$ 67.3		$ 13.08	$ 13.08	$ 13.08
Conversion of warrants issued			$ 7,500
Fair value of warrants exercised		$ 303,492		141,096
Consolidation ratio																		0.09692
DevvStream Corp [Member] | Liability Classified Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares) | shares	92,917
Fair value of the warrant liabilities	$ 0
Warrants exercisable (in Shares) | shares																			9,176
Warrants exercised price per share (in Dollars per share) | $ / shares																			$ 13.08
Fair value of warrants exercised				25,067
DevvStream Corp [Member] | Equity Classified Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares) | shares	10,816
Fair value of the warrant liabilities				0
DevvStream Corp [Member] | Dividend Yield [Member]
Warrant Liabilities [Line Items]
Warrant exercise price					0											0
Measurement input					0			0			0			0		0				0
DevvStream Corp [Member] | Expected Volatility [Member]
Warrant Liabilities [Line Items]
Warrant exercise price					1.05											1.05
Measurement input					1.05			1.50			1.50			97		1.05				0.925
DevvStream Corp [Member] | Risk-free Interest Rate [Member]
Warrant Liabilities [Line Items]
Warrant exercise price					0.0349											0.0349
Measurement input					0.0349			0.0293			0.0293			3.12		0.0349				0.0453
DevvStream Corp [Member] | Measurement Input, Expected Term [Member]
Warrant Liabilities [Line Items]
Measurement input														5.96
ASC 815 [Member] | DevvStream Corp [Member]
Warrant Liabilities [Line Items]
Derivative liability				$ 1,382,096
ASC 718 [Member] | DevvStream Corp [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares) | shares				10,816
Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Financial Liabilities Fair Value Disclosure								$ 1,868,874			$ 1,868,874			$ 5,626,473			$ 5,626,473
Change in fair value of warrant liabilities											(3,757,599)			(1,865,721)			(1,865,721)
Fair value of warrants exercised														(303,492)			(303,492)
Change in fair value of warrant liabilities														162,396			162,396
Change in fair value of warrant liabilities														(25,067)			(25,067)
Warrants issued upon De-SPAC transaction														7,196,286			$ 7,196,286
Warrant Liabilities [Member] | DevvStream Corp [Member]
Warrant Liabilities [Line Items]
Financial Liabilities Fair Value Disclosure								$ 1,868,874			1,868,874			5,626,473
Change in fair value of warrant liabilities											$ (3,757,599)			(1,865,721)
Change in fair value of warrant liabilities														162,396
Change in fair value of warrant liabilities														(25,067)
Warrants issued upon De-SPAC transaction														$ 7,196,286
Warrant Liabilities [Member] | DevvStream Corp [Member] | Expected Volatility [Member]
Warrant Liabilities [Line Items]
Measurement input														1.50
Warrant Liabilities [Member] | DevvStream Corp [Member] | Risk-free Interest Rate [Member]
Warrant Liabilities [Line Items]
Measurement input														0.0301